EQUITY (CAPITAL DEFICIENCY) (Information about Warrants and Share Options) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Employee Share Options and Warrants [Member]
Number of warrants and options
Outstanding - beginning of year	2,017,756		875,524		514,358	611,792
Granted	333,750	[1]	1,573,104	[1]	446,385	56,813
Forfeited	(30,421)		(180,872)		(85,219)	(39,566)
Exercised			(250,000)			(114,681)
Outstanding -end of year	2,321,085		2,017,756		875,524	514,358
Exercisable at the end of the year	904,108		717,116		551,134	258,532
Weighted average exercise price
Outstanding - beginning of year	$ 5.6		$ 2.76		$ 2.6	$ 2.12
Granted	$ 3.56		$ 7.68		$ 2.48	$ 3.16
Forfeited	$ 6.36		$ 6.72		$ 2.6	$ 3.4
Exercised			$ 6.0
Outstanding -end of year	$ 5.28		$ 5.6		$ 2.76	$ 2.6
Exercisable at the end of the year	$ 3.52		$ 2.84		$ 2.96	$ 1.2
Employee Share Options and Warrants [Member] | Performance Shares [Member]
Number of warrants and options
Granted	140,000		362,500
Nonemployee Share Options and Warrants [Member]
Number of warrants and options
Outstanding - beginning of year	2,100,507		1,174,402		934,978	845,536
Granted	132,862	[2]	990,831	[2]	269,860	89,442
Forfeited	(109,427)		(64,726)		(30,436)
Exercised
Outstanding -end of year	2,123,942		2,100,507		1,174,402	934,978
Exercisable at the end of the year	2,056,710		2,049,965		1,158,896	859,986
Weighted average exercise price
Outstanding - beginning of year	$ 3.92		$ 1.56		$ 0.8	$ 0.4
Granted	$ 4.96		$ 5.92		$ 4.84	$ 4.28
Forfeited	$ 2.36		$ 2.48
Exercised
Outstanding -end of year	$ 3.8		$ 3.92		$ 1.56	$ 0.8
Exercisable at the end of the year	$ 3.76		$ 3.84		$ 1.6	$ 0.48
Nonemployee Share Options and Warrants [Member] | Performance Shares [Member]
Number of warrants and options
Granted	19,479		24,349

[1]	Including 140,000 and 362,500 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.
[2]	Including 19,479 and 24,349 options with performance conditions in the period ended June 30, 2012 and the year ended December 31, 2011, respectively. See Note 2m.